Financial assets and liabilities	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Financial assets and liabilities

Note 12	Financial assets and liabilities
FAIR VALUE

The following table provides the fair value details of financial instruments measured at amortized cost in the consolidated statements of financial position.

			JUNE 30, 2023		DECEMBER 31, 2022

	CLASSIFICATION	FAIR VALUE METHODOLOGY	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	27,509	25,779	25,061	23,026

The following table provides the fair value details of financial instruments measured at fair value in the consolidated statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2023
Publicly-traded and privately-held investments (3)	Other non-current assets	225	8	—	217
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(157)	—	(157)	—
Other	Other non-current assets and liabilities	122	—	198	(76)
December 31, 2022
Publicly-traded and privately-held investments (3)	Other non-current assets	215	9	—	206
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	72	—	72	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(4)	Trade payables and other liabilities	(149)	—	—	(149)
Other	Other non-current assets and liabilities	108	—	184	(76)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Unrealized gains and losses are recorded in Other comprehensive (loss) income in the statements of comprehensive income and are reclassified from Accumulated other comprehensive loss to Deficit in the statements of financial position when realized.
(4)Represented BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price. In January 2023, BCE repurchased the interest held by the Master Trust Fund, a trust fund that holds pension fund investments serving the pension obligations of the BCE group pension plan participants, in MLSE for a cash consideration of $149 million.
MARKET RISK
CURRENCY EXPOSURES
In Q2 2023, we entered into cross currency interest rate swaps with a notional amount of $850 million in U.S. dollars ($1,138 million in Canadian dollars) to hedge the U.S. currency exposure of our US-8 Notes maturing in 2033. The fair value of these cross currency interest rate swaps at June 30, 2023 was a net liability of $14 million recognized in Other current assets, Trade payables and other liabilities and Other non-current liabilities in the statements of financial position. See Note 10, Debt, for additional details.

A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the U.S. dollar would result in a gain of $26 million (loss of $85 million) recognized in net earnings at June 30, 2023 and a gain of $122 million (loss of $95 million) recognized in Other comprehensive (loss) income at June 30, 2023, with all other variables held constant.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the Philippine peso would result in a gain (loss) of $8 million recognized in Other comprehensive (loss) income at June 30, 2023, with all other variables held constant.

The following table provides further details on our outstanding foreign currency forward contracts and options as at June 30, 2023.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow (1)	USD	1,217	CAD	1,608	2023	Loans
Cash flow	USD	350	CAD	468	2023	Commercial paper
Cash flow	USD	432	CAD	537	2023	Anticipated purchases
Cash flow	PHP	1,538	CAD	36	2023	Anticipated purchases
Cash flow	USD	824	CAD	1,046	2024	Anticipated purchases
Cash flow	PHP	2,885	CAD	69	2024	Anticipated purchases
Cash flow	USD	60	CAD	78	2025	Anticipated purchases
Economic	USD	78	CAD	98	2023	Anticipated purchases
Economic - call options	CAD	112	USD	78	2023	Anticipated purchases
Economic - put options	USD	165	CAD	214	2023	Anticipated purchases
Economic - call options	USD	116	CAD	155	2023	Anticipated purchases
Economic	USD	130	CAD	171	2024	Anticipated purchases
Economic - options (2)	USD	120	CAD	153	2024	Anticipated purchases
Economic - call options	USD	244	CAD	327	2024	Anticipated purchases
Economic - call options	CAD	225	USD	156	2024	Anticipated purchases
Economic - put options	USD	519	CAD	675	2024	Anticipated purchases
Economic - options (2)	USD	60	CAD	78	2025	Anticipated purchases
Economic - call options	USD	540	CAD	694	2025	Anticipated purchases
Economic - put options	USD	360	CAD	461	2025	Anticipated purchases
(1) Forward contracts to hedge loans secured by receivables under our securitization program.
(2) Foreign currency options with a leverage provision and a profit cap limitation.
INTEREST RATE EXPOSURES
In Q2 2023, we sold interest rate swaptions with a notional amount of $375 million, for $3 million, to hedge economically the fair value of our Series M-52 MTN debentures. These swaptions were exercised in Q2 2023, giving rise to a loss of $1 million recognized in Other expense in the income statements. The resulting interest rate swaps with a notional amount of $375 million hedge the fair value of our Series M-52 MTN debentures maturing in 2030. The fair value of these interest rate swaps at June 30, 2023 is a liability of $5 million recognized in Trade payables and other liabilities and Other non-current liabilities in the statements of financial position.
In Q2 2023, we sold interest rate swaptions with a notional amount of $100 million maturing in Q4 2023, for $1 million, to hedge economically the fair value of our Series M-57 MTN debentures. The fair value of these swaptions at June 30, 2023 was a liability of $1 million recognized in Trade payables and other liabilities in the statements of financial position.
In Q2 2023, we entered into interest rate swaps with a notional amount of $200 million to hedge the fair value of our Series M-57 MTN debentures maturing in 2032. The fair value of these interest rate swaps at June 30, 2023 is a net asset of $2 million recognized in Other non-current assets and Trade payables and other liabilities in the statements of financial position.
In Q1 2023, we sold interest rate swaptions with a notional amount of $250 million, for $2 million, to hedge economically the fair value of our Series M-53 MTN debentures. In Q1 2023, we also sold interest rate swaptions with a notional amount of $425 million, for $2 million, to hedge economically the floating interest rate exposure relating to our Series M-53 MTN debentures. These swaptions matured unexercised in Q2 2023. A gain of $1 million and $4 million for the three and six months ended June 30, 2023, respectively, relating to these interest rate swaptions is recognized in Other expense in the income statements.
In 2022, we entered into interest rate swaps with a notional amount of $500 million to hedge the fair value of our Series M-53 MTN debentures maturing in 2027. The fair value of these interest rate swaps at June 30, 2023 and December 31, 2022 is a liability of $22 million and $14 million, respectively, recognized in Trade payables and other liabilities and Other non-current liabilities in the statements of financial position.
In 2022, we entered into cross currency basis rate swaps maturing in 2023 with a notional amount of $638 million to hedge economically the basis rate exposure on future debt issuances. In Q2 2023, the maturity of $318 million of these cross currency basis rate swaps was extended to 2024 resulting in an increase in their notional amount of $6 million for a total notional amount of $644 million at June 30, 2023. The fair value of these cross currency basis rate swaps at June 30, 2023 and December 31, 2022 was a liability of $27 million and $33 million, respectively, recognized in Trade payables and other liabilities and Other non-current liabilities in the statements of financial position. A loss of $7 million and a gain of $6 million for the three and six months ended June 30, 2023, respectively, relating to these basis rate swaps is recognized in Other expense in the income statements.
We use leveraged interest rate options to hedge economically the dividend rate resets on $582 million of our preferred shares which had varying reset dates in 2021 for the periods ending in 2026. The fair value of these leveraged interest rate options at June 30, 2023 and December 31, 2022 was nil and a liability of $1 million, respectively, recognized in Trade payables and other liabilities and Other non-current liabilities in the statements of financial position. A gain of $1 million for the three and six months ended June 30, 2023 relating to these leveraged interest rate options is recognized in Other expense in the income statements.
A 1% increase (decrease) in interest rates would result in a loss of $27 million (gain of $23 million) recognized in net earnings at June 30, 2023, with all other variables held constant.
A 0.1% increase (decrease) in cross currency basis swap rates would result in a gain (loss) of $9 million recognized in net earnings at June 30, 2023, with all other variables held constant.
EQUITY PRICE EXPOSURES
We use equity forward contracts on BCE’s common shares to hedge economically the cash flow exposure related to the settlement of equity settled share-based compensation plans. The fair value of our equity forward contracts at June 30, 2023 and December 31, 2022 was a net liability of $34 million and $48 million, respectively, recognized in Other current assets, Trade payables and other liabilities, Other non-current assets and Other non-current liabilities in the statements of financial position. A gain of $1 million and $19 million for the three and six months ended June 30, 2023, respectively, relating to these equity forward contracts is recognized in Other expense in the income statements.
A 5% increase (decrease) in the market price of BCE’s common shares would result in a gain (loss) of $33 million recognized in net earnings at June 30, 2023, with all other variables held constant.